UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06650
LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)
Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30/2004

Date of reporting period:	8/31/2004

Item 1:     Schedule of Investments.

Schedule of Investments (unaudited)

LARGE-CAP RESEARCH FUND  August 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 96.63%

Air Freight & Couriers 1.00%
United Parcel Service, Inc. Class B	57,200	$4,178

Beverages 2.20%
Diageo plc ADR	49,500	2,472
PepsiCo, Inc.	134,100	6,705
Total		9,177

Chemicals 4.74%
E.I. du Pont de Nemours & Co.	124,800	5,274
Monsanto Co.	80,409	2,943
Potash Corp. of Saskatchewan, Inc.*(a)	64,800	3,598
Praxair, Inc.	120,400	4,886
Rohm & Haas Co.	76,400	3,096
Total		19,797

Commercial Banks 6.38%
Bank of America Corp.	147,248	6,623
Bank of New York Co., Inc.	162,500	4,843
Mellon Financial Corp.	171,600	4,952
Wachovia Corp.	99,900	4,686
Wells Fargo & Co.	94,300	5,540
Total		26,644

Commercial Services & Supplies 1.03%
Waste Management, Inc.	154,800	4,302

Communications Equipment 3.41%
Corning, Inc.*	234,500	2,373
Motorola, Inc.	596,800	9,639
Nortel Networks Corp.*(a)	590,500	2,220
Total		14,232

Computers & Peripherals 4.01%
Apple Computer, Inc.*	170,512	5,881
EMC Corp.*	782,600	8,429
International Business Machines Corp.	28,900	2,447
Total		16,757

Diversified Financials 6.71%
Citigroup, Inc.	193,000	8,990
Goldman Sachs Group, Inc. (The)	21,800	1,954
JPMorgan Chase & Co.	308,628	12,215
Merrill Lynch & Co., Inc.	94,900	4,847
Total		28,006

Diversified Telecommunication Services 2.81%
Qwest Communications Int’l., Inc.*	536,300	1,550
SBC Communications, Inc.	158,000	4,075
Verizon Communications, Inc.	155,200	6,091
Total		11,716

Electric Utilities 2.00%
Constellation Energy Group, Inc.	63,600	2,614
FPL Group, Inc.	22,400	1,550
PG&E Corp.*	21,200	619
Progress Energy, Inc.	81,000	3,555
Total		8,338

Electrical Equipment 0.57%
Emerson Electric Co.	38,500	2,397

Electronic Equipment & Instruments 1.04%
Solectron Corp.*	840,960	4,339

Energy Equipment & Services 1.32%
Baker Hughes, Inc.	139,943	5,504

Food & Staples Retailing 1.44%
CVS Corp.	55,800	2,232
Kroger Co.*	227,800	3,765
Total		5,997

Food Products 3.72%
Archer-Daniels-Midland Co.	124,200	1,983
H.J. Heinz Co.	57,400	2,176
Kellogg Co.	96,300	4,043
Kraft Foods, Inc. Class A	234,400	7,332
Total		15,534

Healthcare Equipment & Supplies 1.43%
Baxter Int’l., Inc.	156,900	4,792
Guidant Corp.	19,500	1,166
Total		5,958

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Healthcare Providers & Services 1.67%
Cardinal Health, Inc.	87,100	$3,937
CIGNA Corp.	45,900	3,055
Total		6,992

Household Durables 0.44%
Newell Rubbermaid, Inc.	85,100	1,832

Household Products 0.88%
Clorox Co.	11,100	587
Kimberly Clark Corp.	46,000	3,068
Total		3,655

Industrial Conglomerates 4.11%
General Electric Co.	299,300	9,814
Tyco Int’l. Ltd.(a)	233,800	7,323
Total		17,137

Insurance 3.77%
American Int’l. Group, Inc.	128,592	9,161
Hartford Financial Group, Inc.	65,300	3,994
St. Paul Travelers Cos., Inc. (The)	74,718	2,592
Total		15,747

Machinery 6.34%
Caterpillar, Inc.	47,800	3,475
Deere & Co.	165,600	10,478
Eaton Corp.	131,800	7,954
Illinois Tool Works, Inc.	12,300	1,123
Parker Hannifin Corp.	63,200	3,436
Total		26,466

Media 7.64%
Clear Channel Comm., Inc.	125,100	4,192
Comcast Corp. Class A*	246,907	6,852
Cox Communications, Inc. Class A*	40,300	1,324
Time Warner, Inc.*	12,600	206
Tribune Co.	100,900	4,213
Viacom, Inc. Class B	181,650	6,051
Walt Disney Co. (The)	403,000	9,047
Total		31,885

Metals & Mining 2.55%
Alcoa, Inc.	106,000	3,432
Barrick Gold Corp.(a)	60,400	1,208
Newmont Mining Corp.	135,700	6,024
Total		10,664

Multi-Line Retail 0.84%
Target Corp.	78,500	3,500

Office Electronics 1.45%
Xerox Corp.*	449,900	6,042

Oil & Gas 4.07%
Exxon Mobil Corp.	368,215	16,975

Paper & Forest Products 2.24%
International Paper Co.	233,300	9,337

Personal Products 0.80%
Gillette Co.	78,600	3,340

Pharmaceuticals 7.76%
Abbott Laboratories	70,400	2,935
Johnson & Johnson	37,500	2,179
Merck & Co., Inc.	137,000	6,161
Novartis AG ADR	135,900	6,312
Pfizer, Inc.	92,800	3,032
Schering-Plough Corp.	284,000	5,243
Wyeth	178,900	6,542
Total		32,404

Road & Rail 3.00%
Canadian National Railway(a)	81,720	3,724
CSX Corp.	131,300	4,146
Union Pacific Corp.	81,400	4,649
Total		12,519

Semiconductor Equipment & Products 0.21%
Teradyne, Inc.*	67,390	867

Software 2.44%
Microsoft Corp.	373,500	10,197

Specialty Retail 1.19%
Gap, Inc. (The)	266,100	4,987

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Textiles & Apparel 1.42%
NIKE, Inc. Class B	78,500	$5,912

Total Common Stocks
(cost $354,990,734)		403,334

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 2.87%

Repurchase Agreement 2.87%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $12,185,000 of Federal National Mortgage Assoc. at 3.30% due 7/14/2006; value: $12,238,309; proceeds: $11,998,671 (cost $11,998,245)	$11,998	11,998

Total Investments in Securities 99.50% (cost $366,988,979)		415,332
Cash and Other Assets in Excess of Liabilities 0.50%		2,089
Net Assets 100.00%		$417,421

*              Non-income producing security.

(a)           Foreign Security Traded in U.S. Dollars.

ADR       American Depository Receipt

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND August 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 96.39%

Aerospace 4.24%
Curtiss-Wright Corp.^	335,000	$18,308
Moog, Inc. Class A*^	480,025	17,065
Orbital Sciences Corp.*^	1,354,800	14,456
Teledyne Technologies, Inc.*	158,100	3,818
Total		53,647

Air Transportation 1.24%
Alaska Air Group, Inc.*^	275,090	6,476
Frontier Airlines, Inc.*^	1,020,600	9,185
Total		15,661

Auto Components 1.35%
Modine Manufacturing Co.^	574,400	17,117

Auto Parts: After Market 1.06%
Commercial Vehicle Group, Inc.*	267,100	3,921
Keystone Automotive Industries , Inc.*^	293,200	6,509
TBC Corp.*^	137,800	2,999
Total		13,429

Banks: New York City 0.75%
Signature Bank*^	358,400	9,541

Banks: Outside New York City 4.35%
Alabama National BanCorp/Del	67,800	4,052
Amcore Financial, Inc.^	183,000	5,146
Corus Bankshares, Inc.^	214,700	9,204
Cullen/Frost Bankers, Inc.	385,000	17,321
Doral Financial Corp.^	380,000	15,455
Provident Bankshares Corp.	125,000	3,959
Total		55,137

Building: Air Conditioning 0.53%
Lennox International, Inc.^	413,800	6,728

Building: Materials 2.25%
Hughes Supply, Inc.	185,000	11,209
NCI Building Systems, Inc.*	276,240	8,475
Simpson Manufacturing Co., Inc.^	156,000	8,814
Total		28,498

Chemicals 6.64%
Cytec Industries, Inc.^	673,200	32,475
Georgia Gulf Corp.^	325,000	12,334
Macdermid, Inc	129,500	3,825
OM Group, Inc.*^	602,200	20,505
Quaker Chemical Corp.^	159,000	3,859
Westlake Chemical Corp.*^	629,800	11,022
Total		84,020

Computer Services Software & Systems 4.42%
Electronics for Imaging, Inc.*^	830,000	16,500
ManTech Int’l Corp.*	340,000	5,447
Mercury Computer Systems, Inc.*^	387,300	10,465
MICROS Systems, Inc.*^	505,000	23,503
Total		55,915

Computer Technology 0.78%
Unova, Inc.*^	680,000	9,914

Consumer Products 2.19%
Playtex Products, Inc.*^	2,350,000	15,346
Tupperware Corp.^	279,600	4,773
Yankee Candle Co.*	282,700	7,664
Total		27,783

Containers & Packaging: Paper & Plastic 0.35%
Graphic Packaging Corp.*^	692,300	4,465

Copper 1.99%
Mueller Industries, Inc.^	640,140	25,151

Diversified Financial Services 1.05%
Jones Lang LaSalle, Inc.*	407,100	13,292

Diversified Manufacturing 0.92%
CLARCOR, Inc.^	68,100	3,017
Hexcel Corp.*^	655,100	8,608
Total		11,625

Drug & Grocery Store Chains 0.93%
Casey’s General Stores, Inc.^	710,800	11,735

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Electrical Equipment & Components 0.93%
Ametek, Inc.	410,000	$11,706

Electronics 0.59%
Vishay Intertechnology, Inc.*^	583,400	7,438

Electronics: Medical Systems 1.90%
Analogic Corp.^	262,600	10,827
Haemonetics Corp. of Mass.*^	359,200	11,358
Zoll Medical Corp.*^	57,700	1,924
Total		24,109

Electronics: Technology 2.95%
Cubic Corp.^	720,000	17,633
Intermagnetics General Corp.*	373,256	8,577
Scansource, Inc.*^	185,100	11,113
Total		37,323

Energy Equipment 0.27%
Global Power Equipment Group*^	485,900	3,435

Engineering & Contracting Services 0.76%
URS Corp.*^	390,300	9,640

Forest Products 1.01%
Universal Forest Products, Inc.^	430,000	12,853

Funeral Parlors & Cemetery 1.10%
Stewart Enterprises, Inc.*	2,039,200	13,887

Healthcare Facilities 1.25%
Capital Senior Living Corp.*	820,000	3,764
Pharmaceutical Prod. Dev., Inc.*^	355,000	12,052
Total		15,816

Healthcare Management Services 0.18%
American Medical Security Group, Inc.*^	99,200	2,236

Hotel/Motel 1.05%
Marcus Corp., (The)^	697,400	13,251

Identification Control & Filter Devices 0.99%
IDEX Corp.^	225,050	6,914
Roper Industries, Inc.^	103,100	5,686
Total		12,600

Insurance: Multi-Line 0.44%
Markel Corp.*	19,000	5,583

Insurance: Property-Casualty 2.63%
Navigators Group, Inc. (The)*^	228,000	6,667
Odyssey Re Holdings Corp.^	512,400	11,242
Philadelphia Consolidated Holding Corp.*^	85,000	4,527
Selective Insurance Group, Inc.^	315,300	10,887
Total		33,323

Machinery: Engines 1.60%
Briggs & Stratton Corp.	270,000	20,277

Machinery: Industrial/Specialty 3.17%
Enpro Industries, Inc.*^	605,000	12,681
Tennant Co.^	270,000	10,868
Woodward Governor Co.^	281,700	16,564
Total		40,113

Machinery: Oil Well Equipment & Services 3.89%
FMC Technologies, Inc.*	452,500	13,901
Grant Prideco, Inc.*	685,000	12,515
Helmerich & Payne, Inc.^	226,770	5,864
Key Energy Services, Inc.*	1,681,600	16,967
Total		49,247

Machinery: Specialty 0.57%
JLG Industries, Inc.^	525,000	7,271

Medical & Dental Instruments & Supplies 1.04%
Merit Medical Systems, Inc.*	283,400	4,849
Molecular Devices Corp.*^	86,500	1,990
PSS World Medical, Inc.*	584,400	6,306
Total		13,145

Medical Services 1.01%
Covance Inc.*^	328,900	12,317
Hanger Orthopedic Group, Inc.*^	81,500	444
Total		12,761

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Metal Fabricating 2.44%
Quanex Corp.^	670,000	$30,874

Metals & Minerals Miscellaneous 2.93%
Graftech Int’l., Ltd.*^	1,500,000	15,990
Minerals Technologies, Inc.	255,400	14,346
Stillwater Mining Co.*^	472,400	6,765
Total		37,101

Miscellaneous Materials & Processing 2.76%
Rogers Corp.*^	754,680	35,010

Miscellaneous Producer Durables 0.34%
Blount International, Inc.*	398,100	4,319

Miscellaneous Service 0.10%
Prime Medical Services, Inc.*	169,700	1,239

Multi-Sector Companies 2.05%
Trinity Industries, Inc.^	935,000	25,946

Offshore Drilling 1.17%
Atwood Oceanics, Inc.*^	355,000	14,828

Oil: Crude Producers 1.62%
Grey Wolf, Inc.*^	3,500,000	14,875
Range Resources Corp.^	372,800	5,592
Total		20,467

Oil: Integrated Domestic 0.44%
KCS Energy Services, Inc.*^	446,700	5,606

Production Technology Equipment 0.77%
ATMI, Inc.*^	515,000	9,703

Publishing: Newspapers 0.66%
Journal Register Co.*^	440,900	8,404

Railroad Equipment 1.01%
Wabtec Corp.^	745,000	12,747

Railroads 0.25%
Genesee & Wyoming, Inc. Class A*^	140,850	3,152

Real Estate Investment Trusts 1.62%
Diamondrock Hospitality Co.*+	600,000	6,000
Nationwide Health Properties^	715,000	14,515
Total		20,515

Restaurants 0.53%
McCormick & Schmick’s Seafood*	535,000	6,688

Retail 3.07%
Barnes & Noble, Inc.*	73,200	2,530
Brookstone, Inc.*^	366,500	5,772
Pier 1 Imports, Inc.^	815,000	14,140
School Specialty, Inc.*^	465,000	16,484
Total		38,926

Savings & Loan 3.29%
Bank Mutual Corp.	370,029	4,222
KNBT Bancorp, Inc.^	544,830	9,213
W Holding Company, Inc.	935,031	16,587
Webster Financial Corp.	235,900	11,606
Total		41,628

Scientific Equipment & Supplies 1.28%
Varian, Inc.*	413,700	16,267

Securities Brokerage & Services 0.25%
Raymond James Financial, Inc.	132,200	3,202

Services: Commercial 1.71%
Casella Waste Systems, Inc. Class A*^	416,400	4,784
Heidrick & Struggles Int’l.*^	270,000	7,198
Hudson Highland Group, Inc.*^	215,000	5,910
SM&A*^	23,200	153
Steiner Leisure Ltd.*(a)	171,000	3,654
Total		21,699

Shipping 1.16%
Kirby Corp.*^	415,000	14,749

Shoes 0.92%
Skechers USA, Inc. Class A*^	874,900	11,636

Steel 0.78%
Steel Technologies, Inc.^	493,700	9,918

See Notes to Schedule of Investments.

3

Investments	Shares	Value (000)
Textiles Apparel Manufacturers 1.32%
Perry Ellis Int’l, Inc.*^	148,400	$3,352
Warnaco Group, Inc.*^	665,000	13,393
Total		16,745

Truckers 1.29%
P.A.M. Transportation Svcs*^	349,900	6,494
USF Corp.^	288,500	9,884
Total		16,378

Utilities: Water 0.26%
Aqua America, Inc.^	157,000	3,328

Total Common Stocks (cost $1,034,134,096)		1,220,747

SHORT-TERM INVESTMENTS 18.89%

Collateral for Securities on Loan 14.45%
State Street Navigator Securities Lending Prime Portfolio, 1.47%(b)	182,980,360	182,980

	Principal Amount (000)
Repurchase Agreement 4.44%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $45,615,000 of Federal Home Loan Bank at 2.875% due 8/15/2006 and $9,900,000 of Federal National Mortgage Assoc. at 6.625% due 9/15/2009; value: $57,359,344; proceeds: $56,235,787	$56,234	56,234

Total Short-Term Investments (cost $239,214,147)		239,214

Total Investments in Securities 115.28% (cost $1,273,348,243)		1,459,961
Liabilities in Excess of Cash and Other Assets (15.28%)		(193,538)
Net Assets 100.00%		$1,266,423

  *           Non-income producing security.

  +           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

  ^            Security (or a portion of security) on loan.  See Note 2c.

(a)          Foreign security traded in U.S. dollars.

(b)         Rate shown reflects 7 day yield as of August 31, 2004.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.                                      ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. These Schedules of Investments cover the following two funds: Large-Cap Series (“Large-Cap Research Fund”) and Small-Cap Value Series (“Small-Cap Value Fund”) (collectively, the “Funds”).

Large-Cap Research Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund’s investment objective is long-term capital appreciation.

2.                                      SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sales price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)                                 Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)                                  Securities Lending–Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of August 31, 2004, the value of securities loaned for the Small-Cap Value Fund is $178,193,153. These loans are collateralized by  cash of $182,980,360, which is invested in a restricted money market account.

(d)                                 Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.                                      FEDERAL TAX INFORMATION

As of  August 31, 2004, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

	Large-Cap Research Fund	Small-Cap Value Fund
Tax Cost	$366,988,979	$1,273,348,243
Gross unrealized gain	57,788,049	204,967,745
Gross unrealized loss	(9,444,531)	(18,354,787)
Net unrealized security gain	$48,343,518	$186,612,958

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5

4.                                      TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small-Cap Value Fund had the following transactions during the year ending November 2004 with affiliated companies:

Affiliates	Balance of Shares Held at 11/30/2003	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2004	Value at 8/31/2004

Scansource, Inc.*	534,000	—	(348,900)	185,100	$11,113,404

The Marcus Corp.*	753,800	20,800	(77,200)	697,400	13,250,600

* No longer an affiliated company at  August  31, 2004.

5.                                      INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

6.                                      SUBSEQUENT EVENT

Effective October 1, 2004, the Board of Directors of the Company (the “Board”) approved changes in the Large-Cap Series (the “Fund”), which will effectively broaden the mandate of the Fund and lower the Fund’s management fee for investors.  The Fund’s name will change to the Large-Cap Core Fund to better reflect the shift in investment style from a large-cap value focus to a blend of value and growth.

6

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2004

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 93.76%

COMMON STOCKS 61.47%

Auto Components 0.84%
Dana Corp.	156	$2,936,172

Biotechnology 0.26%
Amgen, Inc.*	15	889,350

Chemicals 7.60%
Crompton Corp.	498	3,429,842
Dow Chemical Co.	138	5,912,061
Eastman Chemical Co.	155	7,207,497
IMC Global, Inc.*	341	5,430,758
Monsanto Co.	124	4,553,040
Total		26,533,198

Commercial Services & Supplies 4.08%
R.R. Donnelley & Sons Co.	250	7,682,500
ServiceMaster Co.	526	6,544,395
Total		14,226,895

Containers & Packaging 0.70%
Ball Corp.	66	2,456,972

Diversified Telecommunication Services 1.79%
SBC Communications, Inc.	242	6,251,496

Electric Utilities 6.32%
Ameren Corp.	160	7,500,437
Northeast Utilities	336	6,431,535
Puget Energy, Inc.	355	8,139,923
Total		22,071,895

Energy Equipment & Services 1.42%
Halliburton Co.	170	4,961,817

Food & Staples Retailing 0.97%
Albertson’s, Inc.	138	3,382,208

See Notes to Schedule of Investments.

Investments	Shares (000)	Value
Food Products 3.39%
Archer-Daniels-Midland Co.	44	$705,874
H.J. Heinz Co.	171	6,497,774
Kellogg Co.	110	4,634,592
Total		11,838,240

Gas Utilities 2.12%
NiSource, Inc.	356	7,413,120

Household Durables 4.76%
Newell Rubbermaid, Inc.	190	4,088,547
Snap-on, Inc.	174	5,521,626
Tupperware Corp.	410	7,002,114
Total		16,612,287

Industrial Conglomerates 1.37%
Hubbell, Inc.	110	4,768,075

Insurance 5.82%
ACE Ltd.(a)	36	1,383,945
Allstate Corp.	33	1,548,488
Arthur J. Gallagher & Co.	28	882,522
Lincoln National Corp.	70	3,193,650
Max Re Capital Ltd.(a)	57	1,051,368
PartnerRe Ltd.(a)	41	2,089,131
Safeco Corp.	111	5,356,504
St. Paul Travelers Cos., Inc. (The)	52	1,786,639
XL Capital Ltd. Class A(a)	43	3,025,620
Total		20,317,867

Leisure Equipment & Products 0.45%
Foot Locker, Inc.	70	1,556,952

Machinery 2.94%
CNH Global N.V.(a)	61	1,052,275
Cummins, Inc.	48	3,216,462
Ingersoll-Rand Co.(a)	26	1,696,761
Timken Co. (The)	185	4,294,275
Total		10,259,773

See Notes to Schedule of Investments.

Investments	Shares (000)	Value
Media 0.40%
Metro-Goldwyn-Mayer, Inc.*	121	$1,380,540

Metals & Mining 0.33%
Metal Management Inc*	70	1,164,800

Multi-Line Retail 1.84%
J.C. Penney Co., Inc.	89	3,425,808
May Department Stores Co.	123	3,007,377
Total		6,433,185

Oil & Gas 3.04%
ChevronTexaco Corp.	69	6,708,000
EOG Resources, Inc.	13	768,341
Kerr-McGee Corp.	59	3,129,854
Total		10,606,195

Paper & Forest Products 3.35%
Georgia-Pacific Corp.	154	5,249,910
MeadWestvaco Corp.	214	6,452,100
Total		11,702,010

Pharmaceuticals 1.84%
Bristol-Myers Squibb Co.	225	5,334,504
Mylan Laboratories, Inc.	62	1,078,298
Total		6,412,802

Real Estate Investment Trusts 3.80%
Health Care Properties	265	6,720,285
Healthcare Realty Trust, Inc.	173	6,530,750
Total		13,251,035

Trading Companies & Distributors 2.04%
Genuine Parts Co.	188	7,127,080
Total Common Stocks (cost $194,734,797)		214,553,964

CONVERTIBLE BONDS 5.24%

Investments	Interest Rate	Maturity Date	Principal Amount (000)
Aerospace & Defense 0.29%
Alliant Techsystems, Inc.+	2.75%	2/15/2024	$1,000	1,018,750

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology 0.81%
Fisher Scientific Int’l., Inc.	2.50%	10/1/2023	$2,000	$2,835,000

Commercial Services & Supplies 0.35%
DST Systems, Inc.	4.125%	8/15/2023	1,000	1,232,500

Computers & Peripherals 0.46%
EMC Corp.	4.50%	4/1/2007	1,500	1,605,000

Electronic Equipment & Instruments 0.22%
Flir Systems, Inc.	3.00%	6/1/2023	500	770,625

Hotels, Restaurants & Leisure 0.52%
Hilton Hotels Corp.	3.375%	4/15/2023	1,000	1,093,750
International Game Technology	Zero Coupon	1/29/2033	1,000	702,500
Total				1,796,250

Machinery 0.32%
Agco Corp.	1.75%	12/31/2033	1,000	1,122,500

Media 0.63%
Lamar Advertising Co.	2.875%	12/31/2010	1,000	1,118,750
Liberty Media Corp. Class A	3.25%	3/15/2031	1,000	888,750
Sinclair Broadcast Group, Inc.	4.875%#	7/15/2018	200	185,750
Total				2,193,250

Metals & Mining 0.51%
Placer Dome, Inc.+(a)	2.75%	10/15/2023	1,500	1,771,875

Pharmaceuticals 0.28%
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	1,000	988,750

Semiconductor Equipment & Products 0.35%
RF Micro Devices, Inc.	1.50%	7/1/2010	1,250	1,232,812

Semiconductors & Semiconductor Equipment 0.20%
LSI Logic Corp.	4.00%	5/15/2010	750	690,938

Software 0.30%
Mentor Graphics Corp.	6.875%	6/15/2007	1,000	1,036,250
Total Convertible Bonds (cost $17,550,689)				18,294,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 3.76%

Aerospace & Defense 0.41%
Northrop Grumman Corp.	7.25%	14	$1,410,338

Containers & Packaging 0.16%
Temple-Inland, Inc.	7.50%	10	575,100

Electric Utilities 0.41%
FPL Group, Inc.	8.00%	25	1,411,750

Energy Equipment & Services 0.97%
CMS Energy Corp.+	4.50%	58	3,394,387

Food & Staples Retailing 0.38%
Albertson’s, Inc.	7.25%	50	1,310,500

Healthcare Providers & Services 0.28%
Omnicare, Inc.	4.00%	20	979,400

Insurance 0.80%
Chubb Corp.	7.00%	29	786,093
XL Capital Ltd.(a)	6.50%	85	2,021,300
Total			2,807,393

Media 0.35%
Interpublic Group of Cos.,	5.375%	20	822,000
Sinclair Broadcast Group, Inc.	6.00%	10	402,510
Total			1,224,510
Total Convertible Preferred Stocks (cost $12,801,173)			13,113,378

GOVERNMENT SPONSORED

ENTERPRISES PASS-THROUGHS 1.48%

	Interest Rate	Maturity Date	Principal Amount (000)
Federal National Mortgage Assoc.	6.00%	5/1/2033	$1,471	1,526,840
Federal National Mortgage Assoc.	6.00%	9/1/2034	3,500	3,631,572
Total Government Sponsored Enterprises Pass-Throughs (cost $5,113,329)				5,158,412

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 21.81%

Aerospace & Defense 0.15%
DRS Tech., Inc.	6.875%	11/1/2013	$500	$517,500

Auto Components 0.30%
Stanadyne Corp.+	10.00%	8/15/2014	1,000	1,040,000

Beverages 0.23%
Le-Natures, Inc.+	10.00%	6/15/2013	750	787,500

Building Products 0.45%
Blount, Inc.	8.875%	8/1/2012	1,500	1,575,000

Chemicals 1.52%
Airgas, Inc.	6.25%	7/15/2014	1,500	1,483,125
Crompton Corp.+	9.875%	8/1/2012	1,500	1,567,500
Huntsman Int’l. Holdings	Zero Coupon	12/31/2009	1,400	721,000
Nalco Co.+	8.875%	11/15/2013	1,000	1,083,750
Terra Capital, Inc.	11.50%	6/1/2010	400	448,000
Total				5,303,375

Commercial Services & Supplies 0.34%
Iron Mountain, Inc.	6.625%	1/1/2016	1,250	1,181,250

Construction & Engineering 0.22%
Shaw Group, Inc.	10.75%	3/15/2010	775	781,781

Containers & Packaging 2.36%
Constar Int’l., Inc.	11.00%	12/1/2012	1,750	1,697,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,000	885,000
Graham Packaging Co., Inc.	10.75%	1/15/2009	775	808,906
Owens-Brockway Glass Co.	8.875%	2/15/2009	650	710,125
Rayovac Corp.	8.50%	10/1/2013	1,000	1,075,000
Solo Cup Co.	8.50%	2/15/2014	1,000	975,000
Stone Container Corp.+(a)	7.375%	7/15/2014	2,000	2,075,000
Total				8,226,531

Distributors 0.29%
Ferrellgas Partners, L. P.	6.75%	5/1/2014	1,000	1,000,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Telecommunication Services 1.16%
Cincinnati Bell, Inc.	8.375%	1/15/2014	$1,000	$890,000
Qwest Capital Funding	7.90%	8/15/2010	2,000	1,775,000
Qwest Communications Int’l., Inc.+	7.25%	2/15/2011	1,000	930,000
Qwest Services Corp.+	14.00%#	12/15/2010	400	467,000
Total				4,062,000

Electric Utilities 0.75%
Mission Energy Holding Co.	13.50%	7/15/2008	385	486,063
NRG Energy, Inc.+	8.00%	12/15/2013	1,000	1,055,000
TECO Energy, Inc.	7.50%	6/15/2010	1,000	1,076,250
Total				2,617,313

Energy Equipment & Services 0.27%
Dynegy, Inc.	6.875%	4/1/2011	1,000	935,000

Food & Staples Retailing 0.59%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,200	1,164,000
Rite Aid Corp.	8.125%	5/1/2010	850	896,750
Total				2,060,750

Food Products 1.59%
B&G Foods, Inc.	9.625%	8/1/2007	300	305,625
Dole Food Co.	8.875%	3/15/2011	2,000	2,150,000
Land O’Lakes, Inc.	8.75%	11/15/2011	500	470,000
Michael Foods, Inc.	8.00%	11/15/2013	1,000	1,052,500
Stater Brothers Holdings, Inc.+	8.125%	6/15/2012	1,500	1,567,500
Total				5,545,625

Gas Utilities 0.60%
Semco Energy, Inc.(b)	7.125%	5/15/2008	2,000	2,080,000

Healthcare Providers & Services 0.87%
Medex, Inc.	8.875%	5/15/2013	825	903,375
National Nephrology Assoc., Inc.+	9.00%	11/1/2011	150	174,187
Tenet Healthcare Corp.	7.375%	2/1/2013	1,000	930,000
Tenet Healthcare Corp.+	9.875%	7/1/2014	1,000	1,047,500
Total				3,055,062

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hotels, Restaurants & Leisure 1.37%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	$1,000	$1,067,500
J.C. Penney Co., Inc.	6.875%	10/15/2015	1,000	1,050,000
Loews Cineplex+	9.00%	8/1/2014	850	867,000
River Rock Entertainment	9.75%	11/1/2011	1,700	1,810,500
Total				4,795,000

Household Durables 0.23%
Fedders North America, Inc.	9.875%	3/1/2014	1,000	805,000

Machinery 0.25%
Manitowoc Co., Inc.	7.125%	11/1/2013	500	518,750
Trinity Industries, Inc.+	6.50%	3/15/2014	375	361,875
Total				880,625

Media 3.34%
Block Communications, Inc.	9.25%	4/15/2009	400	421,000
Dex Media West	9.875%	8/15/2013	1,465	1,692,075
Emmis Operating Co.	6.875%	5/15/2012	1,200	1,209,420
Gaylord Entertainment Co.	8.00%	11/15/2013	2,375	2,475,937
General Motors Corp.	7.20%	1/15/2011	500	531,592
Houghton Mifflin Co.	8.25%	2/1/2011	450	466,313
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	1,000	902,500
Mediacom Communications Corp.	9.50%	1/15/2013	1,750	1,723,750
Paxson Communications Co.	10.75%	7/15/2008	1,250	1,262,500
Primedia, Inc.	8.875%	5/15/2011	1,000	985,000
Total				11,670,087

Metals & Mining 0.58%
International Steel Group+	6.50%	4/15/2014	500	485,000
Neenah Corp.+	13.00%	9/30/2013	750	768,750
Owens-Brockway Glass Co.	7.75%	5/15/2011	740	788,100
Total				2,041,850

Multi-Utilities & Unregulated Power 0.46%
AES Corp.	7.75%	3/1/2014	1,000	1,012,500
Calpine Corp.+	8.50%	7/15/2010	400	316,000
Williams Co., Inc. (The)	8.625%	6/1/2010	250	291,250
Total				1,619,750

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas 0.90%
EXCO Resources, Inc.	7.25%	1/15/2011	$1,500	$1,582,500
Foundation PA Coal Co.+	7.25%	8/1/2014	1,000	1,057,500
Range Resources Corp.+	7.375%	7/15/2013	225	232,875
Range Resources Corp.	7.375%	7/15/2013	245	253,575
Total				3,126,450

Paper & Forest Products 0.43%
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,488,750

Semiconductors & Semiconductor Equipment 0.20%
Freescale Semiconductor+	7.125%	7/15/2014	670	684,238

Specialty Retail 0.64%
Jean Coutu Group, Inc.+(a)	8.50%	8/1/2014	700	708,750
Playtex Products, Inc.	9.375%	6/1/2011	1,500	1,531,875
Total				2,240,625

Textiles & Apparel 0.76%
Elizabeth Arden, Inc.	7.75%	1/15/2014	1,000	1,040,000
INVISTA+(a)	9.25%	5/1/2012	1,500	1,605,000
Total				2,645,000

Wireless Telecommunication Services 0.96%
Centennial Cell Communications	10.125%	6/15/2013	1,500	1,548,750
Dobson Communications Corp.	8.875%	10/1/2013	800	552,000
Nextel Partners, Inc.	8.125%	7/1/2011	1,200	1,257,000
Total				3,357,750
Total High Yield Corporate Bonds (cost $75,393,535)				76,123,812
Total Long-Term Investments (cost $305,593,523)				327,244,066

See Notes to Schedule of Investments.

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 6.34%

Repurchase Agreement 6.34%

Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $22,615,000 of Federal Home Loan Bank at 1.50% due 2/28/2005; value: $22,593,787; proceeds: $22,147,809 (cost $22,147,022)	$22,147	$22,147,022
Total Investments in Securities 100.10% (cost $327,740,545)		349,391,088
Liabilities in Excess of Cash and Other Assets (.10%)		(362,473)
Net Assets 100.00%		$349,028,615

  *           Non-income producing security.

**          Deferred-interest debentures.  These do not pay interest for a stipulated number of years, after which they pay a predetermined interest rate.

  +           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

  #           Variable rate security.  The interest rate represents the rate at August 31, 2004.

(a)          Foreign security traded in U.S. Dollars.

(b)         Private Placement

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.                                      ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This Schedule of Investments covers one of the funds—Lord Abbett America’s Value Fund (the “Fund”).  The Fund’s investment objective is to seek current income and capital appreciation.

2.                                      SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)                                 Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)                                  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.                                      FEDERAL TAX INFORMATION

As of  August 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost	$327,740,545
Gross unrealized gain	26,081,574
Gross unrealized loss	(4,431,031)
Net unrealized security gain	$21,650,543

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.                                      INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

These factors can affect Fund performance.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 99.12%

Advertising Agency 0.27%
ValueClick, Inc.*	259,000	$1,872

Agriculture Fishing & Ranching 0.50%
Monsanto Co.	94,600	3,462

Auto Components 1.27%
Paccar, Inc.	146,400	8,812

Banks: Outside New York City 4.28%
City National Corp.	87,600	5,780
Cullen/Frost Bankers, Inc.	156,800	7,054
Investors Financial Services Corp.^	196,000	9,091
North Fork Bancorp, Inc.^	187,600	7,868
Total		29,793

Biotechnology Research & Production 3.97%
Biogen Idec, Inc.*	47,300	2,806
Cephalon, Inc.*^	156,100	7,338
Genzyme Corp.*	166,100	8,970
Invitrogen Corp.*	172,400	8,534
Total		27,648

Cable Television Services 1.06%
EchoStar Communications Corp.
Class A*	241,700	7,408

Chemicals 2.59%
Ecolab, Inc.	244,300	7,310
Rohm & Haas Co.	264,500	10,720
Total		18,030

Commercial Information Services 0.32%
Ask Jeeves, Inc.*^	86,000	2,229

Communications Technology 3.54%
Avaya, Inc.*	703,000	8,521
Symbol Technologies, Inc.	704,600	9,089
Tibco Software, Inc.*	1,104,900	6,983
Total		24,593
Computer Services Software & Systems 8.62%
Affiliated Computers Services, Inc.*^	214,900	11,675
Amdocs Ltd.*(a)	424,800	8,538
CACI International, Inc.*	210,100	10,230
Cognos, Inc.*(a)	264,000	8,348
Computer Sciences Corp.*	180,600	8,371
Electronics for Imaging, Inc.*	427,100	8,491
Informatica Corp.*	725,000	4,292
Total		59,945

Computer Technology 1.19%
Ingram Micro, Inc.*	557,500	8,262

Consumer Electronics 1.16%
Activision, Inc.*	404,000	5,814
CNET Networks, Inc.*^	275,800	2,242
Total		8,056

Copper 0.94%
Phelps Dodge Corp.	80,300	6,549

Diversified Financial Services 1.39%
CIT Group, Inc.	271,400	9,700

Diversified Production 0.76%
Danaher Corp.	103,000	5,296

Drugs & Pharmaceuticals 4.19%
Barr Pharmaceuticals, Inc.*	115,600	4,540
Endo Pharmaceuticals Holdings., Inc.*	241,800	4,101
IVAX Corp.*	486,250	9,414
Ligand Pharmaceuticals, Inc.
Class B*^	163,626	1,608
Medicines Co.*^	81,900	2,070
QLT, Inc.*^(a)	102,900	1,595
Teva Pharmaceutical
Industries Ltd. ADR^	213,700	5,823
Total		29,151

Electrical Equipment & Components 0.95%
Molex, Inc.^	228,500	6,597

Electronics: Instruments Gauges & Meters 0.24%
Tektronix, Inc.	59,800	1,708

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
Electronics: Semi-Conductors / Components 2.12%
Integrated Circuit Systems, Inc.*	303,600	$6,673
Microchip Technology, Inc.	261,000	6,888
Vitesse Semiconductor Corp.*	473,100	1,192
Total		14,753

Engineering & Contracting Services 1.61%
Dycom Industries, Inc.*	134,200	3,457
Jacobs Engineering Group, Inc.*^	197,300	7,716
Total		11,173

Fertilizers 0.31%
Potash Corp. of Saskatchewan, Inc.*(a)	39,000	2,165

Financial Data Processing Services & Systems 3.86%
Alliance Data Systems Corp.*	233,400	8,916
DST Systems, Inc.*	234,200	10,595
Fiserv, Inc.*	210,700	7,328
Total		26,839

Financial Miscellaneous 2.99%
Capitalsource, Inc.*^	141,000	2,875
MGIC Investment Corp.	131,700	8,991
Providian Financial Corp.*	619,500	8,946
Total		20,812

Foods 1.24%
Ralcorp Holdings, Inc.*	236,140	8,603

Health & Personal Care 2.04%
Lincare Holdings, Inc.*	63,000	2,025
McKesson Corp.	142,700	4,416
Omnicare, Inc.	268,900	7,782
Total		14,223

Healthcare Management Services 4.59%
Caremark Rx, Inc.*	333,800	9,580
Cerner Corp.*^	97,900	4,289
Community Health Systems, Inc.*	407,700	10,192
PacifiCare Health System, Inc.*^	241,300	7,869
Total		31,930

Investment Management Companies 1.17%
Affiliated Managers Group, Inc.*^	165,750	8,130

Leisure Time 0.99%
Royal Caribbean Cruises	166,800	6,889

Machinery: Oil Well Equipment & Services 3.85%
Baker Hughes, Inc.	124,800	4,909
Halliburton Co.	292,500	8,532
Weatherford Int’l., Ltd.*	288,500	13,369
Total		26,810

Manufacturing 1.97%
Ingersoll-Rand Co.(a)	211,000	13,717

Medical & Dental Instruments & Supplies 1.78%
Bard (C.R.), Inc.	64,800	3,635
Boston Scientific Corp.*	165,400	5,910
Inamed Corp.*	53,400	2,838
Total		12,383

Medical Services 0.31%
Covance, Inc.*	57,300	2,146

Metal Frabricating 0.49%
Timken Co., (The)	147,300	3,425

Metals & Minerals Miscellaneous 1.13%
Graftech Int’l., Ltd.*	738,700	7,875

Multi-Sector Companies 1.23%
ITT Industries, Inc.	108,100	8,551

Office Furniture & Business Equipment 1.12%
Lexmark Int’l., Inc.*	87,800	7,766

Oil: Crude Producers 0.69%
XTO Energy, Inc.	170,850	4,791

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Radio & TV Broadcasters 2.95%
Entercom Communications Corp.*	274,800	$10,360
Univision Communications, Inc.*	308,300	10,174
Total		20,534

Rental & Leasing Services: Commercial 0.82%
United Rentals, Inc.*^	387,300	5,689

Restaurants 0.99%
Panera Bread Co. Class A*^	197,800	6,879

Retail 9.45%
Advance Auto Parts*	143,500	5,318
American Eagle Outfitters, Inc*	272,200	9,064
Dollar Tree Stores, Inc.*	166,300	3,910
Fisher Scientific Int’l., Inc.*	195,900	11,161
Linens ‘N Things, Inc.*	244,400	6,130
Michaels Stores, Inc.	159,500	9,144
MSC Industrial Direct Co., Inc.	317,000	9,849
PETCO Animal Supplies, Inc.*	337,150	11,166
Total		65,742

Savings & Loan 1.20%
New York Community Bancorp, Inc.^	391,199	8,352

Services: Commercial 5.20%
ASE Test Ltd.*(a)	328,700	1,568
Hewitt Associates, Inc. Class A*^	215,700	5,697
IAC / InterActiveCorp*^	275,523	6,285
Iron Mountain, Inc.*^	269,750	8,316
Kelly Services, Inc. Class A	253,900	6,855
Robert Half Int’l., Inc.	303,200	7,428
Total		36,149

Soaps & Household Chemicals 1.91%
Clorox Co.	251,000	13,263

Steel 0.98%
United States Steel Corp.^	184,200	6,799

Truckers 3.05%
CNF Transportation, Inc.	153,522	6,298
Heartland Express, Inc.	443,850	7,785
Landstar System, Inc.*	135,900	7,132
Total		21,215

Utilities: Telecommunications 1.84%
Nextel Partners, Inc. Class A*^	887,000	12,790

Total Common Stocks
(cost $655,487,859)		689,504

SHORT-TERM INVESTMENTS 17.28%

Collateral for Securities on Loan 15.04%
State Street Navigator Securities Lending Prime Portfolio, 1.47%(b)	104,583,500	104,584

	Principal Amount (000)
Repurchase Agreement 2.24%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $15,835,000 of Federal National Mortgage Assoc. at 3.30% due 7/14/2006; value: $15,904,278; proceeds: $15,589,700	$15,589	15,589

Total Short-Term Investments
(cost $120,172,646)		120,173

Total Investments in Securities 116.40%
(cost $775,660,505)		809,677
Liabilities in Excess of Cash and Other Assets (16.40%)		(114,083)
Net Assets 100.00%		$695,594

  *                                   Non-income producing security.

  ^                                    Security (or a portion of security) on loan.  See Note 2.

(a)                                  Foreign security traded in U.S. dollars.

(b)                                 Rate shown reflects 7 day yield as of August 31, 2004.

ADR       American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.                                      ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This Schedule of Investments covers Lord Abbett Growth Opportunities Fund (the “Fund”). The Fund’s investment objective is capital appreciation.

2.                                      SIGNIFICANT ACCOUNTING POLICIES

(a)                                  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)                                 Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)                                  Securities Lending– The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of August 31, 2004, the value of securities loaned for the Fund is $102,215,287.  These loans are collateralized by cash of $104,583,500, which is invested in a restricted money market account.

(d)                                 Repurchase Agreements– The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.                                      FEDERAL TAX INFORMATION

As of August 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost	$775,660,505
Gross unrealized gain	66,869,567
Gross unrealized loss	(32,852,912)
Net unrealized security gain	$34,016,655

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.             INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.  These factors can affect Fund performance.

4

Item 2:     Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:     Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 28, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 28, 2004